STOCK BASED COMPENSATION - Narrative (Q1) (Details) - USD ($)			3 Months Ended		7 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 14, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			1,525,175
Percentage of amount of shares of common stock			5.00%
Share-based compensation expense		$ 900,000
Exercise of stock options (in shares)			0		135,090	727,233
Options vested and exercisable (in shares)			2,255,034		3,250,236	2,244,102	3,250,236
Options outstanding and exercisable, intrinsic value			$ 0
Cost not yet recognized			$ 17,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognition period (in years)			3 months
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized			$ 1,100,000
Restricted Stock | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage			33.00%			33.00%
Restricted Stock | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage			33.00%			33.00%
Restricted Stock | Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights percentage			33.00%			33.00%
2022 Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)						1,525,175
Percentage of amount of shares of common stock						5.00%	5.00%
Issuance of common stock (in shares)								1,332,986
Additional shares authorized (in shares)	2,266,988
Common stock, authorized for issuance (in shares)			5,125,149
Share-based compensation expense						$ 704,000	$ 246,000
Cost not yet recognized						1,336,000
Legacy Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 17,000	$ 30,000		118,000	$ 982,000
Cost not yet recognized						$ 35,000
2023 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 178,000	$ 132,000